CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD	CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD
Certain of the consolidated entities by VEON Ltd. are restricted from remitting funds in the form of cash dividends or loans by a variety of regulations, contractual or local statutory requirements.
Regulation S-X requires that condensed financial information of the registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries means that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.
The Company performed a test on the restricted net assets of consolidated subsidiaries and concluded the restricted net assets exceed 25% of the consolidated net assets of the Company as of December 31, 2022. As of December 31, 2022, VEON Ltd. had restricted net assets of 303%, compared to 102% in 2021, of total net assets. The Company was subject to legal restrictions to distribute accumulated profits from Algeria by virtue of local shareholding agreement (i.e. it is allowed only to distribute 42.5% of current year profit), and the rest was restricted. This restriction was removed as a result of disposal of Algerian operations during 2022 (refer Note 10 for further details on disposal of Algeria). The relative change in restriction was primarily due to the removal of Algeria related restriction as discussed in previous paragraph and further restriction on upstreaming of dividend from Ukraine and Russia owing to the ongoing conflict between Russia and Ukraine (refer Note 24 for further details) and the devaluation of exchange rates in the countries in which VEON operates thus lowering the book value of consolidated net assets of the Company relative to share of the restricted assets. Accordingly, separate condensed financial statements of VEON Ltd. have been prepared, in accordance with Rule 5-04 and Rule 12-04 of SEC Regulation S-X.
The separate condensed financial statements should be read in conjunction with the Company’s consolidated financial statements and the accompanying notes thereto.
The separate condensed financial statements have been prepared in accordance with Title 9 of Book 2 of the Dutch Civil Code. In accordance with the provisions of Article 362, paragraph 8, Title 9 of Book 2 of the Dutch Civil Code the accounting policies used are the same as those explained in the Notes to the Consolidated Financial Statements, prepared under IFRS, except for the accounting policy disclosed below.
The ‘Equity’ and ‘Profit / (loss) for the year’ shown in the separate condensed financial statements below are equal to the ‘Equity’ and ‘Profit / (loss) for the year’ which are attributable to the owners of the parent within the Company’s consolidated financial statements.
Subsidiaries
Subsidiaries are all entities (including intermediate subsidiaries) over which the Company has control. The Company controls an entity when it is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary. Subsidiaries are recognized from the date on which control is transferred to the Company or its intermediate holding entities. They are de-recognized from the date that control ceases.
Investments in subsidiaries are measured at net asset value. Net asset value is based on the measurement of assets, provisions and liabilities and determination of profit based on the principles applied in the consolidated financial statements. If the valuation of a subsidiary based on the net asset value is negative, it will be stated at nil. If and insofar as the Company can be held fully or partially liable for the debts of the subsidiary or has the firm intention of enabling the participation to settle its debts, a provision is recognized for this.
Newly acquired subsidiaries are initially recognized on the basis of the fair value of their identifiable net assets at the acquisition date. For subsequent valuations, the principles that apply for these financial statements are used.
The amount by which the carrying amount of the subsidiary has changed since the previous financial statements as a result of the net result achieved by the subsidiary is recognized in the income statement.
Condensed statement of financial position:
As of December 31

	2022	2021	2020
Non-current assets
Intangible assets	5	6	8
Tangible fixed assets	2	3	8
Financial fixed assets	760	690	138
Total non-current assets	767	699	154
Total current assets	78	119	320

Total assets	845	818	474

Equity	569	586	163
Total liabilities	276	232	311

Total equity and liabilities	845	818	474
Condensed income statement:
for the years ended December 31

	2022	2021	2020
Selling, general and administrative expenses	(103)	(86)	(101)
Other operating gains	—	—	—
Recharged expenses to group companies	10	(11)	3

Operating (loss) / profit	(93)	(97)	(98)
Finance income and (costs)	(1)	2	(2)
Share in result of subsidiaries after tax	(68)	773	(249)
Income tax	—	(4)	—
Total non-operating income and expenses	(69)	772	(251)

Profit / (loss) for the year	(162)	674	(349)

Condensed statements of comprehensive income:
for the years ended December 31

	2022	2021	2020
Total comprehensive (loss) / profit for the year, net of tax	—	—	(800)

Condensed statement of cash flows:
for the years ended December 31

	2022	2021	2020

Net cash flows from operating activities	(108)	(27)	(13)

Investing activities
Receipt of dividends	—	—	—
Receipt of capital surplus from a subsidiary	—	(1)	317
Other cash flows from investing activities	—	3	—
Net cash flows used in investing activities	—	2	317

Financing activities
Proceeds from borrowings net of fees paid	60	—	—
Repayment of borrowings	—	—	—
Dividends paid to equity owners of the parent	—	—	(260)
Share capital issued and paid	—	—	—

Net cash flows generated from/(used in) financing activities	60	—	(260)

Net increase (decrease) in cash and cash equivalents	(48)	(25)	44
Net foreign exchange difference	—	—	—
Cash and cash equivalents at beginning of period	54	79	35
Cash and cash equivalents at end of period	6	54	79

As of December 31, 2022, 2021 and 2020 there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Amsterdam, July 24, 2023
VEON Ltd.